UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4767



                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036




Date of fiscal year end: September 30

Date of reporting period: December 31

ITEM 1. SCHEDULE OF INVESTMENTS



--------------------------------------------------------------------------------------------------------------
                                       HERITAGE GROWTH AND INCOME TRUST
                                             INVESTMENT PORTFOLIO
                                               DECEMBER 31, 2004
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                                                    % OF NET
                                                                            SHARES       VALUE       ASSETS
                                                                            ------       -----       ------
   COMMON STOCKS
   -------------
   DOMESTIC
   --------
     AGRICULTURE
     -----------
       Altria Group Inc.                                                    51,400    $3,140,540       3.9%
                                                                                      -----------   --------
     AIRLINES
     --------
       Southwest Airlines Co.                                              131,946     2,148,081       2.6%
                                                                                      -----------   --------
     BANKS
     -----
       Bank of America Corporation                                          50,800     2,387,092       2.9%
       The Bank of New York Company, Inc.                                   78,500     2,623,470       3.2%
                                                                                      -----------   --------
                                                                                       5,010,562       6.1%
     BROADCASTING SERVICES/PROGRAMS
     ------------------------------
       Fox Entertainment Group, Inc., Class "A"*                            56,900     1,778,694       2.2%
                                                                                      -----------   --------
     COMMERCIAL SERVICES
     -------------------
       Advance America, Cash Advance Centers, Inc.*                         24,900       570,210       0.7%
       Macquarie Infrastructure Company Trust*                             100,000     2,935,000       3.6%
                                                                                      -----------   --------
                                                                                       3,505,210       4.3%
     COSMETICS/PERSONAL CARE
     -----------------------
       Colgate-Palmolive Company                                            26,200     1,340,392       1.7%
                                                                                      -----------   --------
     DIVERSIFIED MANUFACTURER
     ------------------------
       General Electric Company                                             83,700     3,055,050       3.8%
                                                                                      -----------   --------
     ELECTRIC
     --------
       Dominion Resources, Inc.                                             36,200     2,452,188       3.0%
                                                                                      -----------   --------
     FINANCIAL SERVICES
     ------------------
       Alliance Capital Management Holding L.P.                             39,700     1,667,400       2.1%
       Citigroup Inc.                                                       50,700     2,442,726       3.0%
       E*TRADE Financial Corporation*                                       64,900       970,255       1.2%
       Fannie Mae                                                           33,200     2,364,172       2.9%
       T. Rowe Price Group, Inc.                                             3,700       230,140       0.3%
                                                                                      -----------   --------
                                                                                       7,674,693       9.4%
     HEALTHCARE PRODUCTS
     -------------------
       Guidant Corporation                                                  20,900     1,506,890       1.9%
                                                                                      -----------   --------
     HEALTHCARE SERVICES
     -------------------
       Health Management Associates, Inc., Class "A"                        69,900     1,588,128       2.0%
       UnitedHealth Group Inc.                                              23,300     2,051,099       2.5%
       Wellpoint, Inc.*                                                     16,300     1,874,500       2.3%
                                                                                      -----------   --------
                                                                                       5,513,727       6.8%
     INSURANCE
     ---------
       American International Group, Inc.                                   28,800     1,891,296       2.3%
       Arthur J. Gallagher & Co.                                            49,400     1,605,500       2.0%
       Marsh & McLennan Companies, Inc.                                     52,300     1,720,670       2.1%
       The St. Paul Travelers Companies, Inc.                               48,500     1,797,895       2.2%
                                                                                      -----------   --------
                                                                                       7,015,361       8.6%
     OIL & GAS
     ---------
       Exxon Mobil Corporation                                              31,400     1,609,564       2.0%
       Marathon Oil Corporation                                             64,800     2,437,128       3.0%
       Unocal Corporation                                                   48,800     2,110,112       2.6%
                                                                                      -----------   --------
                                                                                       6,156,804       7.6%
     PHARMACEUTICALS
     ---------------
       Cardinal Health, Inc.                                                31,900     1,854,985       2.3%
       Pfizer, Inc.                                                         92,000     2,473,880       3.0%
                                                                                      -----------   --------
                                                                                       4,328,865       5.3%
     RETAIL
     ------
       Target Corporation                                                   26,300     1,365,759       1.7%
                                                                                      -----------   --------
     SOFTWARE
     --------
       Microsoft Corporation                                                59,000     1,575,890       1.9%
                                                                                      -----------   --------
     TELECOMMUNICATIONS
     ------------------
       ALLTEL Corporation                                                   17,300     1,016,548       1.3%
                                                                                      -----------   --------
     TRANSPORTATION
     --------------
       Union Pacific Corporation                                            27,500     1,849,375       2.3%
                                                                                      -----------   --------
   Total Domestic Common Stocks  (cost $54,949,669)                                   60,434,629      74.4%

   FOREIGN (a)
   -----------
     BANKS
     -----
       Barclays PLC                                                        222,300     2,501,013       3.1%
       Lloyds TSB Group, PLC                                               189,600     1,721,783       2.1%
                                                                                      -----------   --------
                                                                                       4,222,796       5.2%
     FINANCIAL SERVICES
     ------------------

--------------------------------------------------------------------------------------------------------------
                                       HERITAGE GROWTH AND INCOME TRUST
                                             INVESTMENT PORTFOLIO
                                               DECEMBER 31, 2004
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                                                    % OF NET
                                                                            SHARES      VALUE        ASSETS
                                                                            ------      -----        ------

       China Merchants Holdings (International) Co. Ltd                    754,900     1,422,837       1.8%
       W.P. Stewart & Co., Ltd.                                             75,000     1,774,500       2.2%
                                                                                      -----------   --------
                                                                                       3,197,337       4.0%
     FOOD
     ----
       Tesco PLC                                                           500,000     3,088,641       3.8%
                                                                                      -----------   --------
     PHARMACEUTICALS
     ---------------
       Glaxo Wellcome, PLC, Sponsored ADR                                   37,300     1,767,647       2.2%
       Sanofi-Aventis                                                       20,000     1,598,477       2.0%
                                                                                      -----------   --------
                                                                                       3,366,124       4.1%
     RETAIL
     ------
       Kingfisher PLC                                                      258,500     1,537,271       1.9%
                                                                                      -----------   --------
   Total Foreign Common Stocks (cost $12,884,395)                                     15,412,169      19.0%
                                                                                      -----------   --------
   Total Common Stocks (cost $67,834,064)                                             75,846,798      93.4%


                                                                         PRINCIPAL                  % OF NET
                                                                          AMOUNT        VALUE        ASSETS
                                                                          ------        -----        ------
   CONVERITABLE BONDS
   ------------------

     TELECOMMUNICATIONS
     ------------------
       Level 3 Communications, Inc., 6.0%, 03/15/10                    $ 3,000,000   $ 1,758,750       2.2%
                                                                                       ----------    -------
   Total Convertible Bonds  (cost $1,752,632)                                          1,758,750       2.2%

   CORPORATE BONDS
   ---------------

     PIPELINES
     ---------
       El Paso Corporation, 7.375%, 12/15/12                             1,000,000     1,012,500       1.2%
                                                                                      -----------   --------
   Total Corporate Bonds  (cost $786,810)                                              1,012,500       1.2%
   Total Investment Portfolio excluding repurchase
     agreement (cost $70,373,506)                                                     78,618,048      96.8%
                                                                                      -----------   --------

   REPURCHASE AGREEMENT
   --------------------

   Repurchase  Agreement  with State  Street Bank and
   Trust  Company,  dated  December 31, 2004 @ 1.45%
   to be repurchased at $599,072 on January 3, 2005,
   collateralized by $515,000 United States Treasury
   Bonds, 6.125% due August 15, 2029, (market value
   $616,270 including interest) (cost $599,000). . . . .                                 599,0000      0.7%
                                                                                      -----------   --------
   TOTAL INVESTMENT PORTFOLIO (COST $70,972,506) (b)                                  79,217,048      97.5%
   OTHER ASSETS AND LIABILITIES, NET, NET ASSETS                                       1,995,276       2.5%
                                                                                      -----------   --------
   NET ASSETS                                                                        $81,212,324     100.0%
                                                                                     ============   ========

   ----------------------------------------------------
   * Non-income producing security.

   (a) U.S. dollar denominated.
   (b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $8,244,542 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $9,870,379 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,625,837.

   ADR - American Depository Receipt.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Growth and Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Growth and Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Growth and Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                   HERITAGE GROWTH
                                                   AND INCOME TRUST
Date:   February 25, 2005

                                                   /s/ K.C. Clark
                                                   -----------------------------
                                                   K.C. Clark
                                                   Executive Vice President and
                                                   Principal Executive Officer


     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:   February 25, 2005

                                                   /s/ K.C. Clark
                                                   -----------------------------
                                                   K.C. Clark
                                                   Executive Vice President and
                                                   Principal Executive Officer


Date:   February 25, 2005

                                                   /s/ Andrea N. Mullins
                                                   ---------------------
                                                   Andrea N. Mullins
                                                   Principal Financial Officer
                                                   and Treasurer